Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2065 Portfolio℠
March 31, 2025
VIPF2065-NPRT1-0525
1.9894059.105
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	82	757
Fidelity Long-Term Treasury Bond Index Fund (a)	54,551	519,325
VIP Investment Grade Bond II Portfolio - Initial Class (a)	319	3,025
TOTAL BOND FUNDS (Cost $530,820)		523,107

Domestic Equity Funds - 51.5%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	12,800	679,955
VIP Equity-Income Portfolio - Initial Class (a)	20,367	554,991
VIP Growth & Income Portfolio - Initial Class (a)	25,153	760,122
VIP Growth Portfolio - Initial Class (a)	12,800	1,124,905
VIP Mid Cap Portfolio - Initial Class (a)	5,188	173,605
VIP Value Portfolio - Initial Class (a)	21,775	386,288
VIP Value Strategies Portfolio - Initial Class (a)	13,636	191,309
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,865,486)		3,871,175

International Equity Funds - 41.5%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	79,166	968,990
VIP Overseas Portfolio - Initial Class (a)	80,241	2,151,257
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,971,483)		3,120,247

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $7,367,789)	7,514,529
NET OTHER ASSETS (LIABILITIES) - 0.0%	(641)
NET ASSETS - 100.0%	7,513,888

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	-	817	65	-	-	5	757	82
Fidelity International Bond Index Fund	73,462	10,764	84,721	-	(612)	1,107	-	-
Fidelity Long-Term Treasury Bond Index Fund	484,223	125,884	110,631	4,792	(5,718)	25,567	519,325	54,551
VIP Contrafund Portfolio - Initial Class	661,072	202,224	123,354	21,091	(6,591)	(53,396)	679,955	12,800
VIP Emerging Markets Portfolio - Initial Class	958,356	219,348	272,277	-	3,867	59,696	968,990	79,166
VIP Equity-Income Portfolio - Initial Class	539,372	111,904	109,529	4,166	(3,145)	16,389	554,991	20,367
VIP Growth & Income Portfolio - Initial Class	739,800	167,809	137,908	7,569	(4,382)	(5,197)	760,122	25,153
VIP Growth Portfolio - Initial Class	1,095,598	342,539	201,371	13,361	(17,620)	(94,241)	1,124,905	12,800
VIP Investment Grade Bond II Portfolio - Initial Class	-	5,895	2,876	-	(2)	8	3,025	319
VIP Mid Cap Portfolio - Initial Class	169,814	56,738	32,783	7,830	(2,689)	(17,475)	173,605	5,188
VIP Overseas Portfolio - Initial Class	2,037,598	463,045	455,951	23,720	(486)	107,051	2,151,257	80,241
VIP Value Portfolio - Initial Class	379,015	105,666	70,889	15,216	(5,111)	(22,393)	386,288	21,775
VIP Value Strategies Portfolio - Initial Class	188,262	55,875	33,257	3,627	(3,254)	(16,317)	191,309	13,636
	7,326,572	1,868,508	1,635,612	101,372	(45,743)	804	7,514,529

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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